Share Based Payment (Details) - Schedule of company's grants under the Plan - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
March 13, 2022 [Member]
2022
Options amount (in Shares)		84,000
Fair value at the date of grant (in Dollars)	[1]	$ 59
Volatility	[2]	93.01%
Risk free interest		2 years 29 days
Expected term		10.00%
March 13, 2022 [Member] | Top of range [member]
2022
Exercise price (in Dollars per share)		$ 2.48
May 30, 2022 [Member]
2022
Options amount (in Shares)		323,000
Fair value at the date of grant (in Dollars)	[1]	$ 125
Volatility	[2]	92.55%
Risk free interest		2 years 6 months 25 days
Expected term		10.00%
May 30, 2022 [Member] | Top of range [member]
2022
Exercise price (in Dollars per share)		$ 2.14
May 30, 2022 [Member] | Minimum [Member]
2022
Exercise price (in Dollars per share)		$ 0
August 31, 2022 [Member]
2022
Options amount (in Shares)		228,000
Fair value at the date of grant (in Dollars)	[1]	$ 63
Volatility	[2]	91.14%
Risk free interest		2 years 11 months 19 days
Expected term		10.00%
August 31, 2022 [Member] | Top of range [member]
2022
Exercise price (in Dollars per share)		$ 1.79
November 28, 2022 [Member]
2022
Options amount (in Shares)		1,673,060
Fair value at the date of grant (in Dollars)	[1]	$ 295
Volatility	[2]	91.09%
Risk free interest		3 years 3 months 18 days
Expected term		10.00%
November 28, 2022 [Member] | Top of range [member]
2022
Exercise price (in Dollars per share)		$ 1.27
December 19, 2022 [Member]
2022
Options amount (in Shares)		1,020,000
Fair value at the date of grant (in Dollars)	[1]	$ 116
Volatility	[2]	90.78%
Risk free interest		3 years 4 months 13 days
Expected term		10.00%
December 19, 2022 [Member] | Top of range [member]
2022
Exercise price (in Dollars per share)		$ 1.51
December 21, 2022 [Member]
2022
Options amount (in Shares)		20,000
Fair value at the date of grant (in Dollars)	[1]	$ 2
Volatility	[2]	90.78%
Risk free interest		3 years 5 months 19 days
Expected term		10.00%
December 21, 2022 [Member] | Top of range [member]
2022
Exercise price (in Dollars per share)		$ 1.07
March 7, 2021 [Member]
2022
Options amount (in Shares)			298,755
Fair value at the date of grant (in Dollars)	[1]		$ 267
Volatility	[2]		97.59%
Risk free interest			1 year 3 months 7 days
Expected term			10.00%
March 7, 2021 [Member] | Top of range [member]
2022
Exercise price (in Dollars per share)			$ 6.27
April 13, 2021 [Member]
2022
Options amount (in Shares)			110,000
Fair value at the date of grant (in Dollars)	[1]		$ 94
Volatility	[2]		97.42%
April 13, 2021 [Member] | Top of range [member]
2022
Exercise price (in Dollars per share)			$ 5.2
Risk free interest			1 year 2 months 4 days
Expected term			10.00%
April 13, 2021 [Member] | Minimum [Member]
2022
Risk free interest			6 months
Expected term			5.00%
August 25, 2021 [Member]
2022
Options amount (in Shares)			1,657,572
Fair value at the date of grant (in Dollars)	[1]		$ 1,117
August 25, 2021 [Member] | Top of range [member]
2022
Exercise price (in Dollars per share)			$ 4
Volatility	[2]		106.19%
Risk free interest			1 year 1 month 20 days
Expected term			10.00%
August 25, 2021 [Member] | Minimum [Member]
2022
Volatility	[2]		94.98%
Risk free interest			2 months 1 day
Expected term			3.00%
September 19, 2021 [Member]
2022
Options amount (in Shares)			483,750
Fair value at the date of grant (in Dollars)	[1]		$ 291
Volatility	[2]		94.56%
Risk free interest			1 year 2 months 26 days
Expected term			10.00%
September 19, 2021 [Member] | Top of range [member]
2022
Exercise price (in Dollars per share)			$ 4.6
October 6, 2021 [Member]
2022
Options amount (in Shares)			12,500
Fair value at the date of grant (in Dollars)	[1]		$ 8
Volatility	[2]		106.19%
Risk free interest			2 months 1 day
Expected term			3.00%
October 6, 2021 [Member] | Top of range [member]
2022
Exercise price (in Dollars per share)			$ 4
October 17, 2021 [Member]
2022
Options amount (in Shares)			12,500
Fair value at the date of grant (in Dollars)	[1]		$ 8
Volatility	[2]		106.19%
Risk free interest			2 months 1 day
Expected term			3.00%
October 17, 2021 [Member] | Top of range [member]
2022
Exercise price (in Dollars per share)			$ 4
February 25, 2020 [Member]
2022
Options amount (in Shares)	[3]			13,171
Fair value at the date of grant (in Dollars)	[1],[3]			$ 27
Volatility
Risk free interest
Expected term	[3]			3.00%
February 25, 2020 [Member] | Top of range [member]
2022
Exercise price (in Dollars per share)	[3]			$ 0.04
May 26, 2020 [Member]
2022
Options amount (in Shares)	[3]			7,672
Fair value at the date of grant (in Dollars)	[1],[3]			$ 10
Volatility
Risk free interest
Expected term	[3]			3.00%
May 26, 2020 [Member] | Top of range [member]
2022
Exercise price (in Dollars per share)	[3]			$ 0
August 2, 2020 [Member]
2022
Options amount (in Shares)				1,282,250
Fair value at the date of grant (in Dollars)	[1]			$ 1,341
August 2, 2020 [Member] | Top of range [member]
2022
Exercise price (in Dollars per share)				$ 6.04
Volatility	[2]			109.54%
Risk free interest				8 months 15 days
Expected term				10.00%
August 2, 2020 [Member] | Minimum [Member]
2022
Exercise price (in Dollars per share)				$ 0
Volatility	[2]			99.89%
Risk free interest				1 month 28 days
Expected term				3.00%
August 30, 2020 [Member]
2022
Options amount (in Shares)				7,500
Fair value at the date of grant (in Dollars)	[1]			$ 5
Volatility	[2]			99.08%
Risk free interest				8 months 26 days
Expected term				10.00%
August 30, 2020 [Member] | Top of range [member]
2022
Exercise price (in Dollars per share)				$ 5.23
September 15, 2020 [Member]
2022
Options amount (in Shares)				911,250
Fair value at the date of grant (in Dollars)	[1]			$ 483
September 15, 2020 [Member] | Top of range [member]
2022
Exercise price (in Dollars per share)				$ 6.04
Volatility	[2]			120.99%
Risk free interest				9 months 25 days
Expected term				10.00%
September 15, 2020 [Member] | Minimum [Member]
2022
Volatility	[2]			98.66%
Risk free interest				25 days
Expected term				1.50%
December 23, 2020 [Member]
2022
Options amount (in Shares)	[3]			10,560
Fair value at the date of grant (in Dollars)	[1],[3]			$ 13
Volatility
Risk free interest
Expected term	[3]			3.00%
December 23, 2020 [Member] | Top of range [member]
2022
Exercise price (in Dollars per share)	[3]			$ 0

[1]	The early exercise multiple used for the fair value calculations for grants during 2022, 2021 and 2020 is 2.5 for each offeree.
[2]	Volatility is based on volatility data of the traded share price of the Company.
[3]	Fully vested at grant date, calculated according to the intrinsic value at the date of grant.